Finance Charges and Other Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Summary of the classification of the amounts as Finance charges and other [Abstract]
Interest income and fees on customer receivables	$ 289,005	$ 238,386	$ 238,161
Insurance commissions	34,718	42,422	50,789
Other	341	1,569	1,639
Finance charges and other	324,064	282,377	290,589
Provisions for uncollectible interest	44,800	40,600	36,700
Financing Receivable [Member]
Summary of the classification of the amounts as Finance charges and other [Abstract]
Interest income and fees on customer receivables	$ 19,300	$ 17,300	$ 14,000